INCOME TAXES (Details Narrative) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 14, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 81,330,836	$ 25,935,753	$ 65,730,932	$ 59,481,861